INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Current
Borrowings	$ 121,178,374	$ 136,747,198
Corporate bonds	35,851,589	42,035,925
Non-current
Borrowings	46,057,310	42,104,882
Corporate bonds	23,803,867	25,071,823
Amortized cost
Current
Corporate bonds	35,851,589	42,035,925
Non-current
Corporate bonds	23,803,867	25,071,823
Fair value
Current
Corporate bonds	35,360,066	41,492,963
Non-current
Corporate bonds	22,651,488	23,845,583
Bank borrowings
Current
Borrowings	82,397,520	91,816,134
Non-current
Borrowings	22,253,443	15,316,612
Bank borrowings | Amortized cost
Current
Borrowings	82,397,520	91,816,134
Non-current
Borrowings	22,253,443	15,316,612
Bank borrowings | Fair value
Current
Borrowings	82,580,491	89,874,010
Non-current
Borrowings	$ 20,451,588	$ 14,850,783